UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09397
The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Utilities Fund
First Quarter Report
March 31, 2009
To Our Shareholders,
     The Gabelli Utilities Fund (the “Fund”) was down 12.26% during the first quarter of 2009 while the Standard & Poor’s (“S&P”) 500 Utility Index declined 10.79% and the Lipper Utility Fund Average dropped 11.47%.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

									Since
									Inception
	Quarter		1 Year		3 Year		5 Year		(8/31/99)
Gabelli Utilities Fund Class AAA	(12.26)%		(23.59)%		(3.82)%		2.21%		4.60%
S&P 500 Utility Index	(10.79)		(29.66)		(2.54)		4.79		1.55
Lipper Utility Fund Average	(11.47)		(34.26)		(4.95)		3.69		1.71
Class A	(12.36)		(23.73)		(3.86)		2.17		4.62
	(17.40	)(b)	(28.11	)(b)	(5.74	)(b)	0.96	(b)	3.97 (b)
Class B	(12.43)		(24.16)		(4.59)		1.42		4.07
	(16.81	)(c)	(27.95	)(c)	(5.55	)(c)	1.04	(c)	4.07
Class C	(12.52)		(24.17)		(4.57)		1.44		4.10
	(13.39	)(d)	(24.93	)(d)	(4.57)		1.44		4.10
Class I	(12.24)		(23.46)		(3.77)		2.24		4.62
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.43%, 1.43%, 2.18%, 2.18%, and 1.18%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.
(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The values of utility stocks change as long-term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance, while the Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested.You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Utilities Fund
Schedule of Investments — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 94.3%
	ENERGY AND UTILITIES — 77.7%
	Energy and Utilities: Alternative Energy — 0.3%
20,000	Ormat Industries Ltd.	$135,608
55,000	Ormat Technologies Inc.	1,510,300

		1,645,908

	Energy and Utilities: Electric Integrated — 43.4%
250,000	Allegheny Energy Inc.	5,792,500
50,000	ALLETE Inc.	1,334,500
68,000	Alliant Energy Corp.	1,678,920
140,000	Ameren Corp.	3,246,600
240,000	American Electric Power Co. Inc.	6,062,400
205,000	Avista Corp.	2,824,900
240,000	Black Hills Corp.	4,293,600
115,000	Central Vermont Public Service Corp.	1,989,500
35,000	Cleco Corp.	759,150
70,000	CMS Energy Corp.	828,800
350,000	Constellation Energy Group Inc.	7,231,000
130,000	Dominion Resources Inc.	4,028,700
402,000	DPL Inc.	9,061,080
6,000	DTE Energy Co.	166,200
370,000	Duke Energy Corp.	5,298,400
6,000	E.ON AG	166,686
150,000	Edison International	4,321,500
345,000	El Paso Electric Co.†	4,861,050
175,000	Endesa SA	3,273,679
3,000	Entergy Corp.	204,270
55,000	FirstEnergy Corp.	2,123,000
154,000	Florida Public Utilities Co.	1,504,580
325,000	FPL Group Inc.	16,487,250
750,000	Great Plains Energy Inc.	10,102,500
375,000	Hawaiian Electric Industries Inc.	5,152,500
270,000	Integrys Energy Group Inc.	7,030,800
2,000	International Power plc	6,041
405,000	LSI Corp.†	1,231,200
68,000	Maine & Maritimes Corp.	2,380,000
248,000	MGE Energy Inc.	7,779,760
190,000	NiSource Inc.	1,862,000
388,000	NorthWestern Corp.	8,334,240
245,000	NRG Energy Inc.†	4,312,000
265,000	OGE Energy Corp.	6,312,300
135,000	Otter Tail Corp.	2,976,750
40,000	PG&E Corp.	1,528,800
170,000	Pinnacle West Capital Corp.	4,515,200
970,000	PNM Resources Inc.	8,012,200
46,000	PPL Corp.	1,320,660
212,000	Progress Energy Inc.	7,687,120
120,000	Public Service Enterprise Group Inc.	3,536,400
191,000	SCANA Corp.	5,899,990
135,000	TECO Energy Inc.	1,505,250
180,000	The Empire District Electric Co.	2,599,200

		Market
Shares		Value
240,000	The Southern Co.	$7,348,800
139,400	Unisource Energy Corp.	3,929,686
105,000	Unitil Corp.	2,108,400
310,000	Vectren Corp.	6,537,900
720,000	Westar Energy Inc.	12,621,600
230,000	Wisconsin Energy Corp.	9,469,100
220,000	Xcel Energy Inc.	4,098,600

		227,737,262

	Energy and Utilities:
	Electric Transmission and Distribution — 8.5%
260,000	CH Energy Group Inc.	12,194,000
240,000	Consolidated Edison Inc.	9,506,400
132,000	Exelon Corp.	5,991,480
240,000	Northeast Utilities	5,181,600
281,000	NSTAR	8,958,280
110,000	Pepco Holdings Inc.	1,372,800
20,000	Red Electrica Corporacion SA	781,219
16,666	UIL Holdings Corp.	371,985

		44,357,764

	Energy and Utilities: Global Utilities — 4.5%
4,000	Areva SA	1,666,919
24,000	Chubu Electric Power Co. Inc.	526,140
195,000	Electric Power Development Co. Ltd.	5,752,387
300	Electricite de France	11,772
120,000	Enel SpA	575,950
4,000	Energias de Portugal SA, ADR	139,720
100,000	Hera SpA	164,614
15,000	Hokkaido Electric Power Co. Inc.	300,045
24,000	Hokuriku Electric Power Co.	574,633
72,000	Huaneng Power International Inc., ADR	1,933,200
30,000	Iberdrola SA, ADR	841,500
47,028	Iberdrola SA, London	331,777
10,000	Iberdrola SA, Madrid	70,150
200,000	Korea Electric Power Corp., ADR†	1,830,000
45,000	Kyushu Electric Power Co. Inc.	1,004,698
8,775	National Grid plc, ADR	339,066
2,000	Niko Resources Ltd.	93,084
24,000	Shikoku Electric Power Co. Inc.	638,885
2,000	Snam Rete Gas SpA	10,735
24,000	The Chugoku Electric Power Co. Inc.	518,866
110,000	The Kansai Electric Power Co. Inc.	2,378,138
34,000	The Tokyo Electric Power Co. Inc.	844,977
145,000	Tohoku Electric Power Co. Inc.	3,171,440

		23,718,696

	Energy and Utilities: Merchant Energy — 0.8%
38,000	Mirant Corp.†	433,200
40,000	Mirant Corp. — Old, Escrow† (a)	0
15,000	Mirant Corp., Escrow† (a)	0
650,000	The AES Corp.†	3,776,500

		4,209,700

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Integrated — 9.0%
930,000	El Paso Corp.	$5,812,500
21,000	Energen Corp.	611,730
565,000	National Fuel Gas Co.	17,328,550
215,000	ONEOK Inc.	4,865,450
770,000	Southern Union Co.	11,719,400
500,000	Spectra Energy Corp.	7,070,000

		47,407,630

	Energy and Utilities: Natural Gas Utilities — 5.0%
5,000	Atlas America Inc.	43,750
114,000	Atmos Energy Corp.	2,635,680
51,000	Chesapeake Utilities Corp.	1,554,480
120,500	Corning Natural Gas Corp.†	2,078,625
20,000	Delta Natural Gas Co. Inc.	428,200
27,000	Enagas	382,757
58,800	GDF Suez, Strips	78
27,000	Nicor Inc.	897,210
65,000	Piedmont Natural Gas Co. Inc.	1,682,850
3,000	RGC Resources Inc.	72,195
70,000	South Jersey Industries Inc.	2,450,000
430,000	Southwest Gas Corp.	9,060,100
130,000	The Laclede Group Inc.	5,067,400

		26,353,325

	Energy and Utilities: Natural Resources — 0.3%
14,000	Alliance Holdings GP LP	224,980
2,000	Alpha Natural Resources Inc.†	35,500
18,000	Compania de Minas Buenaventura SA, ADR	431,640
35,000	Peabody Energy Corp.	876,400
25,000	Uranium One Inc.†	50,563
50,000	Uranium Resources Inc.†	23,500

		1,642,583

	Energy and Utilities: Services — 2.1%
285,000	ABB Ltd., ADR	3,972,900
6,000	Cameron International Corp.†	131,580
310,000	Halliburton Co.	4,795,700
1,000	Pike Electric Corp.†	9,250
44,000	Tenaris SA, ADR	887,480
7,000	Transocean Ltd.†	411,880
70,000	Weatherford International Ltd.†	774,900

		10,983,690

	Energy and Utilities: Water — 1.3%
3,000	American States Water Co.	108,960
90,000	American Water Works Co. Inc.	1,731,600
48,000	Aqua America Inc.	960,000
2,000	California Water Service Group	83,720
3,000	Consolidated Water Co. Ltd.	32,550
12,000	Middlesex Water Co.	172,800
81,000	Pennichuck Corp.	1,656,450

		Market
Shares		Value
78,000	SJW Corp.	$1,983,540
7,727	United Utilities Group plc, ADR	106,633
1,650	York Water Co.	20,394

		6,856,647

	Diversified Industrial — 0.9%
17,000	Bouygues SA	608,022
400,000	General Electric Co.	4,044,000
17,000	Mueller Water Products Inc., Cl. A	56,100

		4,708,122

	Environmental Services — 0.0%
8,250	Veolia Environnement	172,307

	Exchange Traded Funds — 1.6%
100,000	Utilities HOLDRS Trust	8,374,000

	TOTAL ENERGY AND UTILITIES	408,167,634

	COMMUNICATIONS — 14.0%
	Cable and Satellite — 3.2%
378,000	Cablevision Systems Corp., Cl. A	4,891,320
100,000	Charter Communications Inc., Cl. A†	2,080
10,000	Cogeco Cable Inc.	249,841
40,000	Cogeco Inc.	763,008
125,000	DISH Network Corp., Cl. A†	1,388,750
11,000	EchoStar Corp., Cl. A†	163,130
120,000	Liberty Global Inc., Cl. A†	1,747,200
20,000	Liberty Media Corp. — Entertainment, Cl. A†	399,000
6,000	Mediacom Communications Corp., Cl. A†	24,180
40,000	Rogers Communications Inc., Cl. B	913,200
12,000	Shaw Communications Inc., Cl. B	181,800
140,000	The DIRECTV Group Inc.†	3,190,600
21,800	Time Warner Cable Inc.	540,640
66,667	Time Warner Inc.	1,286,667
44,000	Tokyo Broadcasting System Inc.	575,198
42,396	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	225,873
4,700	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	25,023

		16,567,510

	Telecommunications — 7.5%
245,000	AT&T Inc.	6,174,000
170,000	BCE Inc.	3,383,000
36,000	CenturyTel Inc.	1,012,320
520,000	Cincinnati Bell Inc.†	1,196,000
325,000	Deutsche Telekom AG, ADR	4,013,750
200	Hutchison Telecommunications International Ltd.	62
600	Mobistar SA	37,905
160,000	Nippon Telegraph & Telephone Corp.	6,029,196
140,000	Nortel Networks Corp.†	31,500
38,000	Philippine Long Distance Telephone Co., ADR	1,676,940
270,000	Portugal Telecom SGPS SA	2,091,355
See accompanying notes to schedule of investments.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
60,000	Portugal Telecom SGPS SA, ADR	$461,400
2,000	PT Indosat Tbk	818
700,000	Sprint Nextel Corp.†	2,499,000
600	Tele2 AB, Cl. B	5,073
30,000	Telecom Italia SpA, ADR	383,700
3,566	Telefonica SA, ADR	212,605
70,000	Telephone & Data Systems Inc.	1,855,700
15,000	Telephone & Data Systems Inc., Special	354,750
44,000	tw telecom inc.†	385,000
250,000	Verizon Communications Inc.	7,550,000

		39,354,074

	Wireless Communications — 3.3%
14,000	America Movil SAB de CV, Cl. L, ADR	379,120
36,000	China Mobile Ltd., ADR	1,566,720
27,000	China Unicom Hong Kong Ltd., ADR	281,070
30,000	Clearwire Corp., Cl. A†	154,500
50,000	Millicom International Cellular SA	1,852,000
2,600	Mobile TeleSystems OJSC, ADR	77,792
180	MobileOne Ltd.	176
4,600	NTT DoCoMo Inc.	6,213,265
165,000	Price Communications Corp., Escrow† (a)	0
28,000	SK Telecom Co. Ltd., ADR	432,600
200	SmarTone Telecommunications Holdings Ltd.	117
84,000	United States Cellular Corp.†	2,800,560
235,000	Vimpel-Communications, ADR	1,536,900
130,000	Vodafone Group plc, ADR	2,264,600

		17,559,420

	TOTAL COMMUNICATIONS	73,481,004

	OTHER — 2.6%
	Aviation: Parts and Services — 1.2%
1,500,000	Rolls-Royce Group plc†	6,327,662

	Building and Construction — 0.1%
5,000	Acciona SA	514,502

	Business Services — 0.1%
125,000	Clear Channel Outdoor Holdings Inc., Cl. A†	458,750

	Entertainment — 0.5%
110,000	Vivendi	2,911,967

	Equipment and Supplies — 0.1%
12,000	Flowserve Corp.	673,440

	Health Care — 0.1%
12,000	Tsumura & Co.	309,138

	Transportation — 0.5%
120,000	GATX Corp.	2,427,600

	TOTAL OTHER	13,623,059

	TOTAL COMMON STOCKS	495,271,697

		Market
Shares		Value
	CONVERTIBLE PREFERRED STOCKS — 0.2%
	ENERGY AND UTILITIES — 0.1%
	Energy and Utilities: Natural Gas Integrated — 0.1%
800	El Paso Corp., 4.990% Cv. Pfd. (b)	$461,848

	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
17,400	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	467,538

	TOTAL CONVERTIBLE PREFERRED STOCKS	929,386

	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.0%
	Energy and Utilities: Merchant Energy — 0.0%
3,480	Mirant Corp., Ser. A, expire 01/03/11†	2,784
38,363	Mirant Corp., Ser. B, expire 01/03/11†	40,281

		43,065

	Energy and Utilities: Natural Gas Utilities — 0.0%
56,700	Corning Natural Gas Corp., expire 08/17/11†	49,612

	TOTAL ENERGY AND UTILITIES	92,677

	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
30,000	Bharti Airtel Ltd., expire 09/19/13† (b)	370,008

	TOTAL WARRANTS	462,685

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.4%
	U.S. Treasury Bills — 0.5%
$2,736,000	U.S. Treasury Bills, 0.122% to 0.396%††, 06/04/09 to 09/24/09	2,733,654

	U.S. Treasury Cash Management Bills — 0.2%
1,081,000	U.S. Treasury Cash Management Bills, 0.137% to 0.183%††, 04/29/09 to 06/24/09	1,080,681

	U.S. Treasury Notes — 4.7%
24,545,000	4.500%, 04/30/09	24,609,858

	TOTAL U.S. GOVERNMENT OBLIGATIONS	28,424,193

	TOTAL INVESTMENTS — 100.0% (Cost $666,083,011)	$525,087,961

	Aggregate book cost	$666,083,011

	Gross unrealized appreciation	$14,408,867
	Gross unrealized depreciation	(155,403,917)

	Net unrealized appreciation/(depreciation)	$(140,995,050)

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $0 or 0.00% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $831,856 or 0.16% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
ADR American Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Utilities Fund
Notes to Schedule of Investments (Unaudited)

1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Utilities Fund
Notes to Schedule of Investments (Continued) (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investment and other financial instruments by inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

	Investments in	Other Financial
	Securities	Instruments (Unrealized
	(Market Value)	Appreciation)*
Valuation Inputs	Assets	Assets
Level 1 — Quoted Prices	$496,244,149	—
Level 2 — Other Significant Observable Inputs	28,843,812	$7,731
Level 3 — Significant Unobservable Inputs	0	—

Total	$525,087,961	$7,731

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.
Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any significant investments in derivatives.
2. Swap Agreements. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.

The Gabelli Utilities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guaranteed the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of March 31, 2009, the Fund held a contract for difference swap with Bear, Stearns International Limited which is covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swap at March 31, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	Overnight LIBOR plus 75 bps plus
	Appreciation on:	Market Value Depreciation on:
$58,699 (22,000 Shares)	International Power plc	International Power plc	03/11/10	$7,731

The Gabelli Utilities Fund
FIRST QUARTER REPORT
MARCH 31, 2009
The Gabelli Utilities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Trustees
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
Anthony J. Colavita
Attorney-at-Law
Anthony J. Colavita, P.C.
Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.
Mary E. Hauck
Former Senior Portfolio Manager
Gabelli-O’Connor Fixed Income
Mutual Fund Management Co.
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Officers
Bruce N. Alpert
President
Agnes Mullady
Secretary and Treasurer
Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q109SR

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/29/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/29/09

*	Print the name and title of each signing officer under his or her signature.